Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 340,795,000.00
Total Fee Amount	47,063.79
Total Offset Amount	0.00
Net Fee	$ 47,063.79
Offering Table N/A
Offset Table N/A	N/A